Convertible Promissory Notes (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Forfeiture rate		0.00%
Expected dividend yield		0.00%
Class N Warrants
Forfeiture rate	0.00%
Expected dividend yield	0.00%
Class N Warrants | Minimum
Weighted average contractual term in years	1 year 1 month 17 days
Weighted average risk free interest rate	1.98%
Weighted average volatility	94.00%
Class N Warrants | Maximum
Weighted average contractual term in years	1 year 2 months 8 days
Weighted average risk free interest rate	2.15%
Weighted average volatility	99.00%